Line of Credit - Summary of key characteristics (Details) - Line of Credit			12 Months Ended
	Jul. 16, 2021 USD ($) extension	Sep. 20, 2018 USD ($)	Dec. 31, 2021 USD ($)
Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Current Balance			$ 500,000,000.0
Maximum Capacity (in millions)			$ 500,000,000.0
Unused fee			0.20%
Unsecured Revolving Credit Facility | Eurodollar Loan | Adjusted LIBOR | Minimum
Debt Instrument [Line Items]
Applicable Rate Range			0.85%
Unsecured Revolving Credit Facility | Eurodollar Loan | Adjusted LIBOR | Maximum
Debt Instrument [Line Items]
Applicable Rate Range			1.05%
Unsecured Revolving Credit Facility | ABR | Adjusted LIBOR | Minimum
Debt Instrument [Line Items]
Applicable Rate Range			0.85%
Unsecured Revolving Credit Facility | ABR | Adjusted LIBOR | Maximum
Debt Instrument [Line Items]
Applicable Rate Range			1.05%
Senior Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Maximum Capacity (in millions)		$ 500,000,000
Number of extension periods | extension	1
Extension period	12 months
Additional borrowing capacity	$ 250,000,000
Senior Unsecured Revolving Credit Facility | ABR | Adjusted LIBOR
Debt Instrument [Line Items]
Applicable Rate Range		1.00%